Subordinated indebtedness	6 Months Ended
Apr. 30, 2021
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Subordinated indebtedness
Note 8.    Subordinated indebtedness
On January 26, 2021, we redeemed all $1.0 billion of our 3.42% Debentures due January 26, 2026. In accordance with their terms, the Debentures were redeemed at 100% of their principal amount, plus accrued and unpaid interest thereon.
On April 19, 2021, we issued $1.0 billion principal amount of 1.96% Debentures due April 21, 2031 (subordinated indebtedness). The Debentures bear interest at a fixed rate of 1.96% per annum (paid semi-annually) until April 21, 2026, and at three-month
CDOR
plus 0.56% per annum (paid quarterly) thereafter until maturity on April 21, 2031.